BLACKROCK BOND FUND, INC.

BlackRock Total Return Fund

(the “Fund”)

Supplement dated May 8, 2015 to the

Statement of Additional Information dated January 28, 2015

Effective immediately, the following changes are made to the Fund’s Statement of Additional Information:

The chart listing investments and investment strategies in the section entitled “I. Investment Objective and Policies” is amended to reflect that the Fund may invest in master limited partnerships, as follows:

Master Limited Partnerships	X

Shareholders should retain this Supplement for future reference.

SAI-TR-0515SUP